Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Total Fair Value [Domain Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Total financial assets at fair value through profit or loss		€ 465,273	€ 482,545
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities		115,832	84,012
Other trading assets	[1]	9,443	8,855
Total trading assets		125,275	92,867
Positive market values from derivative financial instruments		251,877	299,856
Total trading financial assets		377,151	392,722
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		65,937	63,855
Securities borrowed		13,036	17,414
Loans		812	1,037
Other financial assets mandatory at fair value through profit or loss		8,261	7,348
Total non-trading financial assets mandatory at fair value through profit or loss		88,047	89,654
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Loans		75	168
Other financial assets mandatory at fair value through profit or loss		0	0
Total financial assets designated at fair value through profit or loss		€ 75	€ 168

[1]	Includes traded loans of € 8.2 billion and € 8.0 billion at December 31, 2023 and 2022 respectively